Finance cost (Schedule of finance costs) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowing costs [abstract]
Interest on long-term debt	$ 40,059,000	$ 39,266,000
Unwinding of discount on provisions	28,979,000	21,445,000
Other charges	16,690,000	15,901,000
Finance costs	85,728,000	$ 76,612,000
Borrowing costs capitalised	$ 0